Term Loans (Details Textual 1) (USD $)	6 Months Ended		12 Months Ended							6 Months Ended			1 Months Ended		6 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended		1 Months Ended				1 Months Ended		6 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended		18 Months Ended		1 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Jan. 31, 2013	Sep. 13, 2012	Sep. 30, 2011	Dec. 31, 2010	Jun. 30, 2013 Purchase agreement with ICG [Member]	Apr. 30, 2013 Purchase agreement with ICG [Member]	Apr. 26, 2013 Purchase agreement with ICG [Member]	Jan. 31, 2013 Convertible Promissory Notes, Unsecured [Member]	Jun. 30, 2012 Convertible Promissory Notes, Unsecured [Member]	Jun. 30, 2013 Convertible Promissory Notes, Unsecured [Member]	Dec. 31, 2012 Convertible Promissory Notes, Unsecured [Member]	Jan. 15, 2013 Promissory Note, Unsecured [Member]	Sep. 30, 2012 Promissory Note, Unsecured [Member]	Dec. 31, 2012 Promissory Note, Unsecured [Member]	Jun. 30, 2013 Promissory Note, Unsecured [Member]	Sep. 30, 2011 8% Convertible Promissory Notes [Member] Note	Dec. 31, 2012 8% Convertible Promissory Notes [Member]	Dec. 31, 2011 8% Convertible Promissory Notes [Member]	May 31, 2011 Promissory note with equity component (Member)	Dec. 31, 2012 Promissory note with equity component (Member)	Dec. 31, 2011 Promissory note with equity component (Member)	May 11, 2011 Promissory note with equity component (Member)	Mar. 31, 2013 18% convertible promissory note (Member)	Jul. 31, 2012 18% convertible promissory note (Member)	Jun. 30, 2013 18% convertible promissory note (Member)	Dec. 31, 2012 18% convertible promissory note (Member)	May 31, 2011 Promissory note, Unsecured six [Member]	Mar. 31, 2012 Promissory note, Unsecured six [Member]	Jun. 30, 2013 Promissory note, Unsecured six [Member]	Jun. 30, 2012 Promissory note, Unsecured six [Member]	Dec. 31, 2012 Promissory note, Unsecured six [Member]	Dec. 31, 2011 Promissory note, Unsecured six [Member]	May 26, 2011 Promissory note, Unsecured six [Member]	Dec. 31, 2011 Acquisition promissory note (Member)	Dec. 31, 2012 Acquisition promissory note (Member)	Dec. 31, 2011 Acquisition promissory note (Member)	Dec. 31, 2012 Acquisition promissory note (Member)	Jun. 30, 2013 Acquisition promissory note (Member)	Mar. 31, 2013 15% Promissory Note, Unsecured [Member]	Jun. 30, 2013 15% Promissory Note, Unsecured [Member]	Apr. 30, 2013 Term Loan Maturing in October 2013 [Member] Purchase agreement with ICG [Member]
Term Loan (Textual)
Original principal amount of debt instrument					$ 210,000	$ 27,500	$ 125,000	$ 180,000			$ 1,725,000			$ 27,500				$ 530,000			$ 197,500						$ 25,000		$ 210,000									$ 50,000							$ 100,000	$ 862,500
Promissory note principal balance																			195,000	175,000		0			0	8,000								0		9,500	39,500		200,000	200,000	200,000	200,000	200,000
Proposed amount of promissory note issued to the former shareholders payable within 30 days of effective public offering by the company																																										200,000
Debt instrument, interest rate														8.00%				18.00%			8.00%								18.00%	18.00%	18.00%							18.00%						15.00%	15.00%
Maturity date of notes														Dec. 31, 2012				Oct. 31, 2012						Jun. 30, 2011					Jan. 31, 2013			Jun. 30, 2011												Apr. 30, 2013
Maturity date, start date																					Nov. 01, 2011																		Mar. 01, 2012
Maturity date, end date																					Jun. 30, 2012																		Jun. 30, 2012
Aggregate purchase price											1,500,000																																			750,000
Description of debt conversion															At the holder's option, at a conversion price equal to 50% of the average of the three lowest closing prices of the common stock within the 10-day period prior to the conversion date.				At the holder's option, at a conversion price equal to 50% of the average of the three lowest closing prices of the common stock within the 10-day period prior to the conversion date.			At the holder's option, at a rate equal to 50% of the average of the three lowest closing prices of the common stock within the 10-day period prior to the conversion date.								At the holder's option, into the Company's common stock at a rate equal to 50% of the average of the three lowest closing prices of the common stock within the 10-day period prior to the conversion date.	At the holder's option, into the Company's common stock at a rate equal to 50% of the average of the three lowest closing prices of the common stock within the 10-day period prior to the conversion date.
Considered default maturity date																								Dec. 31, 2011
Note converted into common stock													28,826									44,318	29,347					36,584
Other income	(80,000)																																	80,000,000
Interest expense on the term loan	890,267		491,943													1,100			28,090			187,029	90,099							280,819	11,130		0	0	0	15,689	0			0	0
Number of promissory note issued																					5
Common stock share issued to lender for promissory note				4,000																							2,000											4,000
Debt instrument maturity term										Note matures on the tenth trading day following the earlier of (i) the closing by the Company of a public offering of equity securities resulting in gross proceeds of at least $20 million or (ii) any capital raise by the Company of at least $3 million.							P30D
Repayment of note on non completion of capital raise within 180 days, description										The lender may elect to be repaid on this note by either receiving 25% of the Company's future monthly cash flows until such time as the unpaid principal has been repaid, or converting the unpaid principal amount into shares of the Company's common stock.
Debt conversion price description										Note is convertible into common shares at a price per share equal to 80% of the lessor of a) the average of the closing bid prices of the common stock for each of the ten trading days preceding the date of conversion, or b) the closing bid price of the Company's common stock on the date of conversion, but in no event less than $11.60 per share.
Extended maturity date of note																																													June 2013
Description of warrants issuable to ICG										ICG was also issued two-year warrants to purchase such number of common shares equal to fifty percent (50%) of the number of shares into which the note may be converted on the date of issuance of the note.
Warrants exercise price description										The warrants are exercisable at an exercise price equal to the lesser of a) 120% of the price per share at which the Company sells its common stock in a public offering or b) the exercise price of any warrants issued to investors in an offering of the Company's securities resulting in gross proceeds of at least $3,000,000, provided, however, that if no such offering closes by October 30, 2013, then the exercise price for the warrant will be equal to 120% of the closing price of the Company's common stock on October 30, 2013.
Derivative liability	1,068,458		33,593	38,557					459,897			140,000,000
Fair value of warrants										100,000,000
Gain on change in fair value of derivative liability										$ 40,000,000